Stockholders Equity - Additional Information (Detail) (USD $)	0 Months Ended
	Jul. 23, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class Of Stock [Line Items]
Proceeds from issuance of common stock in initial public offering, net of underwriting discounts and commission	$ 46,800,000
Common stock, shares authorized		200,000,000	200,000,000	62,000,000
Convertible preferred stock, shares authorized		10,000,000	10,000,000	93,174,947
IPO
Class Of Stock [Line Items]
Issuance of common stock from initial public offering, net of issuance costs, Shares	7,187,500
Issuance price per share	$ 7
Expense related to underwriting discounts and commissions	$ 3,300,000
Common stock, shares authorized	200,000,000
Convertible preferred stock, shares authorized	10,000,000
Over allotment option
Class Of Stock [Line Items]
Issuance of common stock from initial public offering, net of issuance costs, Shares	937,500